Schedule of finance expense (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest expenses	$ 147,128	$ 158,912	$ 388,717	$ 246,359
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Interest expenses	26,129	28,492	55,934	28,559
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Interest expenses	$ 120,999	$ 130,420	284,112	217,800
Loans from directors [member]
IfrsStatementLineItems [Line Items]
Interest expenses			$ 48,671